INCOME TAXES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		25.00%	25.00%	25.00%
Operating Loss Carryforwards		$ 193,633
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount		(22,364)	$ 17,080	$ 28,815
Assessable profit to determine applicable tax rate		2,000
Income Tax Examination, Penalties and Interest Expense			4,324		$ 1,660	$ 2,664
Sale of equity interest, percentage						75.00%
Accrued Income Taxes		11,065	11,065
Unrecognized Tax Benefits		11,065	11,065	12,725	$ 12,725
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations		11,065
Unrecognized Tax Benefits, Income Tax Penalties Expense		0	4,324	0
Unrecognized Tax Benefits, Interest on Income Taxes Expense		$ 0	$ 0	$ 0
PRC Enterprise Income Tax [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		25.00%
PRC Enterprise Income Tax [Member] | Wangfan Linghang Mobile Network Technology Co., Ltd. ("Linghang")
Income Taxes [Line Items]
Preferential tax rate	15.00%
Inland Revenue, Hong Kong [Member] | Corporate Entity [Member] | Maximum
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		16.50%
Inland Revenue, Hong Kong [Member] | Corporate Entity [Member] | Minimum
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		8.25%
Inland Revenue, Hong Kong [Member] | Non Corporate Entity [Member] | Maximum
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		15.00%
Inland Revenue, Hong Kong [Member] | Non Corporate Entity [Member] | Minimum
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		7.50%
Chuangyi Technology [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		15.00%
Chuangyi Technology [Member] | PRC Enterprise Income Tax [Member]
Income Taxes [Line Items]
Preferential tax rate		25.00%	25.00%	15.00%